Short-Term Investments - Schedule of Short-Term Investments (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Short-Term Investments [Abstract]
Marketable securities	$ 109,887	$ 215,375
Wealth management products	6,059,928	4,691,385
Total	$ 6,169,815	$ 4,906,760